Background	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND

NOTE 1 — BACKGROUND

Background

The OLB Group, Inc. (“OLB” or the “Company”) was incorporated in the State of Delaware on November 18, 2004 and provides services through its wholly-owned subsidiaries.

The Company provides integrated financial and transaction processing services to businesses throughout the United States. Through its eVance Capital, Inc. subsidiary (“eVance”), the Company provides an integrated suite of third-party merchant payment processing services and related proprietary software enabling products that deliver credit and debit card-based internet payment processing solutions primarily to small and mid-sized merchants operating in physical “brick and mortar” business environments, on the internet and in retail settings requiring both wired and wireless mobile payment solutions. eVance operates as an independent sales organization (“ISO”) generating individual merchant processing contracts in exchange for future residual payments. As a wholesale ISO, eVance has a direct contractual relationship with the merchants and takes greater responsibility in the approval and monitoring of merchants than do retail ISOs and as a result, receives additional consideration for this service and risk. The Company’s Securus365, Inc. subsidiary operates as a retail ISO and receives residual income as commission for merchants it places with third party processors.

CrowdPay.us, Inc. (“CrowdPay”) is a Crowdfunding platform used to facilitate a capital raise anywhere from $1,000,0000 – $50,000,000 of various types of securities under Regulation D, Regulation Crowdfunding, Regulation A and the Securities Act of 1933, as amended. To date, the activities of this subsidiary have been insignificant.

Omnisoft.io, Inc. (“Omnisoft”) operates a software platform for small merchants The Omnicommerce applications work on an iPad, mobile device and the web and allows a user to sell a store’s products in a physical, retail setting. To date, the activities of this subsidiary have been insignificant.

The Company also provides ecommerce development and consulting services on a project by project basis.

On October 4, 2019 (the “Record Date”), the Board of Directors of the Company (the “Board”) and Ronny Yakov, the Chairman, Chief Executive Officer, President, Secretary and sole Director of the Company and the holder of approximately 64.27% of the Company’s outstanding Common Stock as of the Record Date approved the following actions by written consent to approve an amendment to our Certificate of Incorporation, as amended (the “Certificate of Incorporation”), to: (1) effect a reverse stock split of our issued and outstanding Common Stock at a ratio between one-for-twenty and one-for-thirty five, with such final ratio to be determined at the sole discretion of the Board (or its designee or designees) and with such to be effected at such time and date, if at all, as determined by the Board in its sole discretion (provided that it is by October 4, 2020) and (2) indemnify the directors, officers, employees or other agents of the Company to the fullest extent permitted by the Delaware General Corporation Law.

On November 8, 2019, the Board approved, and on November 12, 2019, the Company effected a one-for- thirty reverse stock split of its common stock (the “Reverse Split”). All shares, options and warrants throughout these consolidated financial statements and Form 10-Q have been retroactively restated to reflect the Reverse Split. In addition to the Reverse Split, the Company amended its certificate of incorporation whereby the Company shall indemnify the directors, officers, employees or other agents of the Company to the fullest extent permitted by the Delaware General Corporations Law.

Memorandum of Sale

On April 9, 2018, Securus365, Inc., a Delaware corporation (“Securus”), eVance Capital, Inc., a Delaware corporation (“eVance Capital”), and eVance Inc., a Delaware corporation (“eVance”, and collectively with Securus and eVance Capital, the “Purchasers”), each of which Purchaser was a newly formed wholly-owned subsidiary of OLB, entered into a Memorandum of Sale (the “Memorandum of Sale”) by and among the Purchasers and GACP Finance Co., LLC, a Delaware limited liability company (“GACP”), in its capacity as administrative agent and collateral agent to certain secured lenders of the Debtors (as defined below), pursuant to which the Purchasers acquired substantially all of the assets of the Debtors (the “Asset Acquisition”) through a foreclosure sale arranged by GACP under the Uniform Commercial Code of the State of New York (“UCC”) of the collateral of Excel Corporation (“Excel”) and its subsidiaries Payprotec Oregon, LLC, Excel Business Solutions, Inc. and eVance Processing, Inc. (Excel and such subsidiaries, collectively, the “Debtors”) under the Loan and Security Agreement, dated as of November 2, 2016, by and among GACP, the lenders thereunder and the Debtors and related loan documents, as amended (the “Excel Loan and Security Agreement”).

GACP exercised its post-default remedies and realized on the collateral securing the Debtors’ obligations under the Excel Loan and Security Agreement by conducting a public auction of certain assets of the Debtors on April 9, 2018 in accordance with the UCC. The Purchasers submitted the Memorandum of Sale at such auction, which constituted the Purchasers’ bid for substantially all of the assets of the Debtors (“Acquired Assets”), which bid was accepted by GACP on April 9, 2018 in connection with the simultaneous signing and closing (the “Closing”) of the transactions contemplated under the Memorandum of Sale and the Credit Agreement (defined below).

In consideration for the sale and transfer of the Acquired Assets at the Closing, the Purchasers assumed certain post-Closing obligations under assigned contracts and issued GACP a note payable in the amount of $12,500,000, through the deemed simultaneous financing of such purchase price to the Purchasers under the Credit Agreement. Pursuant to the Memorandum of Sale, the Purchasers purchased from GACP and accepted all of the Debtors’ right, title and interest in and to the Acquired Assets “as is”, “where is” and “with all faults” and without any representations or warranties, express or implied, of any nature whatsoever. Any representations made by the parties in the Memorandum of Sale did not survive the Closing, and there is no indemnification rights for either party’s breach. See Note 5.

Common Control Mergers

Effective May 9, 2018, in accordance with the requirements of the Excel Loan and Security Agreement, the Company entered into a share exchange agreement with Crowdpay.US, Inc. for which the Company issued 2,916,667 shares of common stock for all of the authorized stock of Crowdpay. Crowdpay became a wholly owned subsidiary of OLB. The Company’s two majority stockholders were the two stockholders of Crowdpay and as a result this transaction was accounted for as a common control merger. See Note 6.

Effective May 9, 2018, in accordance with the requirements of the Excel Loan and Security Agreement, the Company entered into a share exchange agreement with Omnisoft, Inc. for which the Company issued 1,833,333 shares of common stock for all of the authorized stock of Omnisoft. Omnisoft became a wholly owned subsidiary of OLB. The Company’s two majority stockholders were the two stockholders of Omnisoft and as a result this transaction was accounted for as a common control merger. See Note 6.

NOTE 1 — BACKGROUND AND RECENT ACQUISITIONS

Background

The OLB Group, Inc. (“OLB” the “Company”) was incorporated in the State of Delaware on November 18, 2004 and provides services through its wholly-owned subsidiaries.

The Company provides integrated financial and transaction processing services to businesses throughout the United States. Through its eVance Capital, Inc. subsidiary (“eVance”), the Company provides an integrated suite of third-party merchant payment processing services and related proprietary software enabling products that deliver credit and debit card-based internet payment processing solutions primarily to small and mid-sized merchants operating in physical “brick and mortar” business environments, on the internet and in retail settings requiring both wired and wireless mobile payment solutions. eVance operates as an independent sales organization (“ISO”) generating individual merchant processing contracts in exchange for future residual payments. As a wholesale ISO, eVance has a direct contractual relationship with the merchants and takes greater responsibility in the approval and monitoring of merchants than do retail ISOs and as a result, receives additional consideration for this service and risk. The Company’s Securus365, Inc. subsidiary operates as a retail ISO and receives residual income as commission for merchants it places with third party processors.

CrowdPay.us, Inc. (“CrowdPay”) is a Crowdfunding platform used to facilitate a capital raise anywhere from $1,000,0000 -$50,000,000 of various types of securities under Regulation D, Regulation Crowdfunding, Regulation A and the Securities Act of 1933. To date, the activities of this subsidiary have been insignificant.

OmniSoft.io, Inc. (“OmniSoft”) operates a software platform for small merchants The Omnicommerce applications work on an iPad, mobile device and the web and allows you to sell a store’s products in a physical, retail setting. To date, the activities of this subsidiary have been insignificant.

We also provide ecommerce development and consulting services on a project by project basis.

Memorandum of Sale

On April 9, 2018, Securus365, Inc., a Delaware corporation (“Securus”), eVance Capital, Inc., a Delaware corporation (“eVance Capital”), and eVance Inc., a Delaware corporation (“eVance”, and collectively with Securus and eVance Capital, the “Purchasers”), each of which Purchaser is a newly formed wholly-owned subsidiary of OLB, entered into a Memorandum of Sale (the “Memorandum of Sale”) by and among the Purchasers and GACP Finance Co., LLC, a Delaware limited liability company (“GACP”), in its capacity as administrative agent and collateral agent to certain secured lenders of the Debtors (as defined below), pursuant to which the Purchasers acquired substantially all of the assets of the Debtors (the “Asset Acquisition”) through a foreclosure sale arranged by GACP under the Uniform Commercial Code of the State of New York (“UCC”) of the collateral of Excel Corporation (“Excel”) and its subsidiaries Payprotec Oregon, LLC, Excel Business Solutions, Inc. and eVance Processing, Inc. (Excel and such subsidiaries, collectively, the “Debtors”) under the Loan and Security Agreement, dated as of November 2, 2016, by and among GACP, the lenders thereunder and the Debtors and related loan documents, as amended (the “Excel Loan and Security Agreement”).

GACP exercised its post-default remedies and realized on the collateral securing the Debtors’ obligations under the Excel Loan and Security Agreement by conducting a public auction of certain assets of the Debtors on April 9, 2018 in accordance with the UCC. The Purchasers submitted the Memorandum of Sale at such auction, which constituted the Purchasers’ bid for substantially all of the assets of the Debtors (“Acquired Assets”), which bid was accepted by GACP on April 9, 2018 in connection with the simultaneous signing and closing (the “Closing”) of the transactions contemplated under the Memorandum of Sale and the Credit Agreement (defined below).

In consideration for the sale and transfer of the Acquired Assets at the Closing, the Purchasers assumed certain post-Closing obligations under assigned contracts and issued GACP a note payable in the amount of $12,500,000, through the deemed simultaneous financing of such purchase price to the Purchasers under the Credit Agreement.

Pursuant to the Memorandum of Sale, the Purchasers purchased from GACP and accepted all of the Debtors’ right, title and interest in and to the Acquired Assets “as is”, “where is” and “with all faults” and without any representations or warranties, express or implied, of any nature whatsoever. Any representations made by the parties in the Memorandum of Sale did not survive the Closing, and there is no indemnification rights for either party’s breach.

Common Control Mergers

Effective May 9, 2018, the Company entered into a share exchange agreement with CrowdPay.US, Inc., a New York corporation for which the Company issued 2,916,667 shares of common stock for all of the authorized stock of CrowdPay. CrowdPay became a wholly owned subsidiary of OLB. The Company’s two majority stockholders were the two stockholders of CrowdPay and as a result this transaction was accounted for as a common control merger. See Note 8.

Effective May 9, 2018, the Company entered into a share exchange agreement with OmniSoft, Inc., a Delaware corporation for which the Company issued 1,833,333 shares of common stock for all of the authorized stock of OmniSoft. OmniSoft became a wholly owned subsidiary of OLB. The Company’s two majority stockholders were the two stockholders of OmniSoft and as a result this transaction was accounted for as a common control merger. See Note 8.

NOTE 1 A — REVERSE STOCK SPLIT

On November 12, 2019, the Company effected a one-for-thirty reverse stock split of its common stock (the “Reverse Split”). All shares, options and warrants throughout these consolidated financial statements have been retroactively restated to reflect the Reverse Split.